Summary Prospectus and
Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Emerging Markets Fixed Income Opportunities Portfolio (the "Fund")

Jens Nystedt no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Nystedt are removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

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